EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES	12 Months Ended
Dec. 31, 2020
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

2.    EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES

The main components are as follows:

	2020	2019	2018
Employee costs	$595.5	$605.2	$582.2
Less employee costs capitalized to property, plant and equipment and intangible assets	(191.7)	(206.6)	(197.0)
	403.8	398.6	385.2
Purchase of goods and services:
Royalties and rights	403.9	397.8	427.2
Cost of retail product	444.6	368.6	335.7
Subcontracting costs	148.8	102.4	99.3
Marketing and distribution expenses	56.0	68.6	62.6
Other	301.0	337.3	352.1
	1,354.3	1,274.7	1,276.9
	$1,758.1	$1,673.3	$1,662.1